RELATED PARTY TRANSACTIONS - Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties	$ 228	$ 166
Affiliate
Related Party Transaction [Line Items]
Due to related parties	(348)	(312)
Affiliate | Seatankers Management Norway AS
Related Party Transaction [Line Items]
Due from related parties	18	0
Affiliate | Frontline Ltd
Related Party Transaction [Line Items]
Due from related parties	162	135
Affiliate | Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Due to related parties	(85)	(29)
Affiliate | Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Due to related parties	(30)	(13)
Affiliate | Frontline Management AS
Related Party Transaction [Line Items]
Due from related parties	1	0
Due to related parties	0	(33)
Affiliate | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Due to related parties	(232)	(234)
Affiliate | SFL Corporation Ltd
Related Party Transaction [Line Items]
Due to related parties	(1)	(2)
Affiliate | Northern Ocean Limited
Related Party Transaction [Line Items]
Due from related parties	47	31
Affiliate | Golden Ocean Management AS
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ (1)